Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation Allocation of Recognized Period Costs

The following tables summarize the Company’s stock-based compensation expense for liability and equity classified awards included in the condensed consolidated statements of operations.

	Three Months Ended December 31,		Six Months Ended December 31,
	2014	2013	2014	2013
Included in:
Operating costs	$0.9	$4.3	$15.4	$8.0
Selling, general and administrative expenses	(6.9)	52.7	101.7	91.9

	$(6.0)	$57.0	$117.1	$99.9

CII Common units	$(13.4)	$56.9	$109.6	$99.6
CII Preferred units	0.1	0.1	0.2	0.3
Part A restricted stock units	2.6	—	2.6	—
Part B restricted stock units	4.7	—	4.7	—

Total stock-based compensation expense	$(6.0)	$57.0	$117.1	$99.9

The following table summarizes the Company’s stock-based compensation expense liability and equity classified awards included on the consolidated statements of operations.

	Year ended June 30,
	2012	2013	2014
Included in:
Operating costs	$1,380	$7,667	$20,173
Selling, general and administrative expenses	24,873	98,182	233,508

	$26,253	$105,849	$253,681

Schedule Of Estimated Fair Value Of Common Units

As of June 30, 2013 and 2014, the estimated fair value of the common units was as follows:

	As of June 30,
Common Unit Class	2013	2014
	(estimated per unit value)
Class A	$1.50	$2.47
Class B	1.34	2.22
Class C	1.14	1.92
Class D	1.10	1.86
Class E	0.95	1.62
Class F	0.75	1.44
Class G	0.46	0.82
Class H	0.38	0.70
Class I	n/a	0.45
Class J	n/a	0.33
Class K	n/a	0.29
ZPS Class A	0.20	0.09

Common Unit Liquidation Thresholds by Stock Series

Common unit holders of each of the following classes begin sharing in the proceeds of a liquidation event once the total amount distributed to earlier classes reaches the following liquidation thresholds:

Common Unit Class	Liquidation Threshold
Class A	$—
Class B	15,000
Class C	40,000
Class D	45,000
Class E	75,000
Class F	95,000
Class G	235,000
Class H	290,000
Class I	435,000
Class J	515,000
Class K	545,000

Schedule of Common Units Issuance and Forfeitures

The following table represents the activity as it relates to common unit issuances, forfeitures and cancellations during the years ended June 30, 2012, 2013 and 2014.

	Class A	Class B	Class C	Class D	Class E	Class F	Class G	Class H	Class I	Class J	Class K	ZPS Class A	Totals
Balance at June 30, 2011	47,097,128	17,247,520	2,787,718	32,389,470	10,290,905	—	—	—	—	—	—	—	109,812,741
Common units issued	—	—	—	—	—	63,450,000	—	—	—	—	—	—	63,450,000
Common units forfeited	—	(318,749)	(610,936)	(1,740,931)	(808,333)	(700,000)	—	—	—	—	—	—	(4,178,949)

Balance at June 30, 2012	47,097,128	16,928,771	2,176,782	30,648,539	9,482,572	62,750,000	—	—	—	—	—	—	169,083,792
Common units issued	—	—	—	—	—	2,500,000	192,747,213	118,930,832	—	—	—	9,335,000	323,513,045
Common units forfeited	(50,000)	(42,917)	(24,999)	(732,944)	(51,389)	(3,038,056)	(17,001,364)	(1,115,188)	—	—	—	(675,000)	(22,731,857)

Balance at June 30, 2013	47,047,128	16,885,854	2,151,783	29,915,595	9,431,183	62,211,944	175,745,849	117,815,644	—	—	—	8,660,000	469,864,980
Common units issued	—	—	—	—	—	—	—	598,822	46,107,213	60,000,009	8,015,000	10,050,000	124,771,044
Common units forfeited	—	—	—	(23,000)	(58,334)	(365,547)	(4,756,655)	(3,755,033)	(1,258,739)	(687,472)	—	—	(10,904,780)
Common units cancelled	(1,421,667)	(580,000)	(250,000)	(1,840,027)	—	(1,300,000)	(2,312,692)	(3,198,495)	(781,597)	(824,428)	—	—	(12,508,906)

Balance at June 30, 2014	45,625,461	16,305,854	1,901,783	28,052,568	9,372,849	60,546,397	168,676,502	111,460,938	44,066,877	58,488,109	8,015,000	18,710,000	571,222,338

Vested Common Units	45,625,461	16,305,854	1,901,783	28,052,568	9,372,849	46,975,841	108,632,421	48,947,369	—	—	—	4,811,111	310,625,257
Unvested Common Units	—	—	—	—	—	13,570,556	60,044,081	62,513,569	44,066,877	58,488,109	8,015,000	13,898,889	260,597,081